Income (Loss) Per Share - Schedule of Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income (loss) per common share:
Basic	$ 1.13	$ (0.76)	$ (1.63)
Diluted	$ 1.12	$ (0.76)	$ (1.63)
Net income (loss) attributable to shareholders of Teekay Corporation	$ 82,151	$ (54,757)	$ (114,738)
Reduction in net earnings due to dilutive impact of stock-based compensation in Teekay LNG, Teekay Offshore and Teekay Tankers and Series C Preferred Units in Teekay Offshore	(227)
Net income (loss) attributable to shareholders of Teekay Corporation for diluted income (loss) per share	$ 81,924	$ (54,757)	$ (114,738)
Weighted average number of common shares	72,665,783	72,066,008	70,457,968
Dilutive effect of stock-based compensation	524,781
Common stock and common stock equivalents	73,190,564	72,066,008	70,457,968